Taxes (Tables)	6 Months Ended
Mar. 31, 2020
Taxes
Schedule of effective tax rates

	For the six months ended March 31,
	2020	2019
Statutory PRC income tax rate	25.00%	25.00%
Effect of income tax holiday	(31.11)%	(25.93)%
Favorable tax rate impact (a)	0.10%	1.43%
Permanent difference	0.00%	0.22%
Changes of deferred tax assets valuation allowances	7.70%	1.22%
Non-PRC entities not subject to PRC income tax	(62.57)%	(21.39)%
Total	(60.88)%	(19.45)%

Schedule of provision for income tax

	For the six months ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current	$24,144	$27,860
Deferred	—	—
Total	$24,144	$27,860

Schedule of components of deferred tax

	March 31,	September 30,
	2020	2019
	(Unaudited)
Net operating loss carryforwards	$181,681	$142,395
Valuation allowance	(181,681)	(142,395)
Total	$—	$—